Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth information concerning the compensation actually paid to our CEO and to our other NEOs compared to Company performance for the fiscal years ended December 31, 2023, 2022, 2021 and 2020. The Compensation Committee did not consider the pay versus performance data presented below in making its pay decisions for any of the years shown.
Year	Summary Compensation Table Total for CEO(1)(2)	CAP to CEO(3)(4)	Average Summary Compensation Table Total Pay for other NEOs(1)(2)	Average CAP to other NEOs(5)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) (in thousands)	Net Debt to Normalized EBITDAre(8)
					Total Shareholder Return(6)	Peer Group Total Shareholder Return(7)
2023	$7,843,857	$3,192,694	$2,324,971	$1,277,914	$171	$107	$(605,102)	6.2x
2022	$7,490,209	$6,518,679	$2,004,708	$1,809,752	N/A	N/A	$(441,382)	7.7x
2021	$8,834,455	$8,992,544	$2,100,793	$2,130,716	N/A	N/A	$11,570	7.4x
2020	$3,336,464	$3,105,815	$2,232,728	$2,180,430	N/A	N/A	$(5,774)	8.4x
(1)
For 2023, 2022 and 2021, the CEO was Michael J. Escalante and the other NEOs were Javier F. Bitar, Nina Momtazee Sitzer, Louis K. Sohn and Scott A. Tausk. For 2020, the CEO was Michael J. Escalante and the other NEOs were Javier F. Bitar, Howard S. Hirsch, Louis K. Sohn and Scott A. Tausk.

(2)
The values reflected in this column reflect the “Total Compensation” set forth in the Summary Compensation Table (“SCT”) on page 34 of this proxy statement. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)	Compensation Actually Paid (“CAP”) to our CEO represents the “Total Compensation” reported in the Summary Compensation Table for the applicable fiscal year, adjusted for 2023 as follows:
Reconciliation of SCT “Total Compensation” to Compensation Actually Paid (CEO)
2023
SCT Total Compensation	$7,843,857
Minus: SCT Stock Awards Value	(3,499,976)
Plus: Fair Value as of 12/31 of Unvested Equity Awards Granted in 2023	695,417
Plus: Change in Fair Value of Unvested Equity Awards Granted in Prior Years	(697,018)
Plus: Fair Value of Equity Awards Granted and Vested in 2023	347,719
Plus: Change in Fair Value of Equity Awards Granted in Prior Years that Vested During 2023	(1,497,305)
Total Compensation Actually Paid (CAP)	$3,192,694
(4)	Because the Company was not listed at the time, equity awards included in CAP to CEO for 2020, 2021 and 2022 were valued based on the most recently published NAVs for each fiscal year end.
(5)	Average CAP to our other NEOs represents the average “Total Compensation” reported in the Summary Compensation Table for the applicable fiscal year, adjusted for 2023 as follows:
Reconciliation of SCT “Total Compensation” to Compensation Actually Paid (Other NEOs)
2023
SCT Total Compensation	$2,324,971
Minus: SCT Stock Awards Value	(749,981)
Plus: Fair Value as of 12/31 of Unvested Equity Awards Granted in 2023	99,341
Plus: Change in Fair Value of Unvested Equity Awards Granted in Prior Years	(87,854)
Plus: Fair Value of Equity Awards Granted and Vested in 2023	139,119
Plus: Change in Fair Value of Equity Awards Granted in Prior Years that Vested During 2023	(447,682)
Total Compensation Actually Paid (CAP)	$1,277,914
(6)
For the fiscal year ended December 31, 2023, the return represents the Company’s cumulative TSR with an initial investment of $100 on April 13, 2023, the first day on which our common shares began trading on the NYSE.

(7)
For the fiscal year ended December 31, 2023, the return represents the cumulative TSR of the FTSE NAREIT All Equity REITs index with an initial investment of $100 on April 13, 2023, the first day on which our common shares began trading on the NYSE.

(8)	See Appendix A to this proxy statement for our definitions of Net Debt and Normalized EBITDAre.

Company Selected Measure Name	Net Debt to Normalized EBITDAre
Named Executive Officers, Footnote
(1)
For 2023, 2022 and 2021, the CEO was Michael J. Escalante and the other NEOs were Javier F. Bitar, Nina Momtazee Sitzer, Louis K. Sohn and Scott A. Tausk. For 2020, the CEO was Michael J. Escalante and the other NEOs were Javier F. Bitar, Howard S. Hirsch, Louis K. Sohn and Scott A. Tausk.

Peer Group Issuers, Footnote
(7)
For the fiscal year ended December 31, 2023, the return represents the cumulative TSR of the FTSE NAREIT All Equity REITs index with an initial investment of $100 on April 13, 2023, the first day on which our common shares began trading on the NYSE.

PEO Total Compensation Amount	$ 7,843,857	$ 7,490,209	$ 8,834,455	$ 3,336,464
PEO Actually Paid Compensation Amount	$ 3,192,694	6,518,679	8,992,544	3,105,815
Adjustment To PEO Compensation, Footnote
(3)	Compensation Actually Paid (“CAP”) to our CEO represents the “Total Compensation” reported in the Summary Compensation Table for the applicable fiscal year, adjusted for 2023 as follows:
Reconciliation of SCT “Total Compensation” to Compensation Actually Paid (CEO)
2023
SCT Total Compensation	$7,843,857
Minus: SCT Stock Awards Value	(3,499,976)
Plus: Fair Value as of 12/31 of Unvested Equity Awards Granted in 2023	695,417
Plus: Change in Fair Value of Unvested Equity Awards Granted in Prior Years	(697,018)
Plus: Fair Value of Equity Awards Granted and Vested in 2023	347,719
Plus: Change in Fair Value of Equity Awards Granted in Prior Years that Vested During 2023	(1,497,305)
Total Compensation Actually Paid (CAP)	$3,192,694

Non-PEO NEO Average Total Compensation Amount	$ 2,324,971	2,004,708	2,100,793	2,232,728
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,277,914	1,809,752	2,130,716	2,180,430
Adjustment to Non-PEO NEO Compensation Footnote
(5)	Average CAP to our other NEOs represents the average “Total Compensation” reported in the Summary Compensation Table for the applicable fiscal year, adjusted for 2023 as follows:
Reconciliation of SCT “Total Compensation” to Compensation Actually Paid (Other NEOs)
2023
SCT Total Compensation	$2,324,971
Minus: SCT Stock Awards Value	(749,981)
Plus: Fair Value as of 12/31 of Unvested Equity Awards Granted in 2023	99,341
Plus: Change in Fair Value of Unvested Equity Awards Granted in Prior Years	(87,854)
Plus: Fair Value of Equity Awards Granted and Vested in 2023	139,119
Plus: Change in Fair Value of Equity Awards Granted in Prior Years that Vested During 2023	(447,682)
Total Compensation Actually Paid (CAP)	$1,277,914

Compensation Actually Paid vs. Total Shareholder Return
The following graphs illustrate the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs (each as set forth in the table above) to (i) our cumulative TSR and the TSR of FTSE NAREIT All Equity REITs index for the fiscal year ended December 31, 2023, assuming an initial fixed investment of $100 on April 13, 2023, the first day on which our common shares began trading on the NYSE, (ii) our net income (loss) for the fiscal years presented, and (iii) our Net Debt to Normalized EBITDAre for the fiscal years presented (in each case as set forth in the table above).

Compensation Actually Paid vs. Net Income
The following graphs illustrate the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs (each as set forth in the table above) to (i) our cumulative TSR and the TSR of FTSE NAREIT All Equity REITs index for the fiscal year ended December 31, 2023, assuming an initial fixed investment of $100 on April 13, 2023, the first day on which our common shares began trading on the NYSE, (ii) our net income (loss) for the fiscal years presented, and (iii) our Net Debt to Normalized EBITDAre for the fiscal years presented (in each case as set forth in the table above).
As illustrated in the graph below, the Company’s net income is impacted by non-cash charges and other non-cash items such as depreciation and amortization, and in the past two years by gains and losses from the execution of strategic dispositions, and transaction expenses related to the Listing. As a result, our Compensation Committee does not consider net income as a significant financial performance measure to determine executive compensation.

Compensation Actually Paid vs. Company Selected Measure
The following graphs illustrate the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs (each as set forth in the table above) to (i) our cumulative TSR and the TSR of FTSE NAREIT All Equity REITs index for the fiscal year ended December 31, 2023, assuming an initial fixed investment of $100 on April 13, 2023, the first day on which our common shares began trading on the NYSE, (ii) our net income (loss) for the fiscal years presented, and (iii) our Net Debt to Normalized EBITDAre for the fiscal years presented (in each case as set forth in the table above).
As mentioned above, the Compensation Committee used the 2023 Scorecard to assess the NEOs' achievements and determine their 2023 annual cash incentive opportunities. The 2023 Scorecard included operational and strategic objectives, such as successfully operating as a publicly listed company and maintaining strong bank relationships and establishing relationships with rating agencies (an important component of each being a focus on improving our Net Debt to Normalized EBITDAre ratio). In 2023, management achieved an improvement in the Company’s Net Debt to Normalized EBITDAre ratio from 7.7x to 6.2x.

Total Shareholder Return Vs Peer Group
The following graphs illustrate the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs (each as set forth in the table above) to (i) our cumulative TSR and the TSR of FTSE NAREIT All Equity REITs index for the fiscal year ended December 31, 2023, assuming an initial fixed investment of $100 on April 13, 2023, the first day on which our common shares began trading on the NYSE, (ii) our net income (loss) for the fiscal years presented, and (iii) our Net Debt to Normalized EBITDAre for the fiscal years presented (in each case as set forth in the table above).

Tabular List, Table
Financial Measures
Our executive compensation programs have significant pay for performance components. The metrics used for our annual cash incentive opportunities vary each year based on our annual business plan and since the Listing have focused on operational and strategic objectives, including evolving our portfolio towards the industrial sector and strengthening our balance sheet through, among other things, debt reduction and the execution of strategic dispositions. For the NEOs’ 2023 cash incentive opportunities, the Compensation Committee assessed management’s achievements relative to a scorecard that included twelve strategic objectives (the “2023 Scorecard”). While the Company executes this strategy, traditional REIT financial measures do not effectively assess our performance. In the Company’s assessment, the following represent the three most important financial performance measures used by the Company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to Company performance:
Significant Financial Performance Measures(1)
Net Debt to Normalized EBITDAre
Gross asset sales
Same store cash NOI
(1)	See Appendix A to this proxy statement for our definitions of Net Debt to Normalized EBITDAre and Same Store Cash NOI.

Total Shareholder Return Amount	$ 171
Peer Group Total Shareholder Return Amount	107
Net Income (Loss)	$ (605,102,000)	$ (441,382,000)	$ 11,570,000	$ (5,774,000)
Company Selected Measure Amount	6.2	7.7	7.4	8.4
PEO Name	Michael J. Escalante	Michael J. Escalante	Michael J. Escalante	Michael J. Escalante
Measure:: 1
Pay vs Performance Disclosure
Name	Net Debt to Normalized EBITDAre
Measure:: 2
Pay vs Performance Disclosure
Name	Gross asset sales
Measure:: 3
Pay vs Performance Disclosure
Name	Same store cash NOI
PEO | SCT Stock Awards Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,499,976)
PEO | Fair Value as of Unvested Equity Awards Granted in Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	695,417
PEO | Change in Fair Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(697,018)
PEO | Fair Value of Equity Awards Granted and Vested in Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	347,719
PEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,497,305)
Non-PEO NEO | SCT Stock Awards Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(749,981)
Non-PEO NEO | Fair Value as of Unvested Equity Awards Granted in Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,341
Non-PEO NEO | Change in Fair Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,854)
Non-PEO NEO | Fair Value of Equity Awards Granted and Vested in Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	139,119
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (447,682)